Goodwill and acquisition-related intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following table summarizes the changes in goodwill by segment for the years ended December 31, 2011 and 2010:

	Analog	Embedded Processing	Wireless	Other	Total
Goodwill, December 31, 2009	$638	$172	$82	$34	$926
Adjustments	(8)	—	8	(2)	(2)
Goodwill, December 31, 2010	630	172	90	32	924

Additions from acquisitions	3,528	—	—	—	3,528
Goodwill, December 31, 2011	$4,158	$172	$90	$32	$4,452

Schedule of acquisition-related intangible assets
The following table shows the components of acquisition-related intangible assets as of December 31, 2011 and 2010:

		December 31, 2011			December 31, 2010
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Acquisition-related intangibles:
Developed technology	4 - 10	$2,089	$91	$1,998	$155	$100	$55
Customer relationships	5 - 8	822	34	788	26	18	8
Other intangibles	2 - 10	50	29	21	34	21	13
In-process R&D	(a)	93	—	93	—	—	—
Total		$3,054	$154	$2,900	$215	$139	$76
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Estimated amortization of acquisition-related finite lived intangibles for future years	The following table sets forth the estimated amortization of acquisition-related intangibles for the years ended December 31:

2012	$342
2013	335
2014	321
2015	319
2016	318
Thereafter	1,265